EQ ADVISORS TRUST

SUPPLEMENT DATED OCTOBER 14, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

This Supplement updates certain information contained in the Prospectus dated May 1, 2008, of EQ Advisors Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding additional Underlying ETFs for the EQ/Large Cap Growth PLUS Portfolio (“Portfolio”).

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Effective November 1, 2008, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust, under the heading “Information Regarding the Underlying ETFs”, will add the following Underlying ETFs to the list of the Underlying ETFs in which the Portfolio may invest:

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Dow Jones U.S. Healthcare Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Healthcare Sector Risk • Issuer Risk • Non-Diversification Risk • Small-Capitalization Companies Risk
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment and Services Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Issuer Risk • Non-Diversification Risk • Oil Equipment and Services Sector Risk • Small-Capitalization Companies Risk
iShares S&P North American Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector IndexTM.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk
iShares S&P North American Technology – Software Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology - Software IndexTM.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk